UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denis M. Buchanan       RALEIGH, NC       2/2/2011
---------------------       -------------       --------
[Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      16
Form 13F Information Table Value Total:      13,286   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR SERIES TRUST (S&P 500)    ETF              78464A763        2    15074 PRN      DEFINED                     0 0        0
SPDR SERIES TRUST (S&P DIV)    ETF              78462F103     2804 28044005 PRN      DEFINED                     0 0        0
SPDR SERIES TRUST (MIDCAP 400) ETF              78467Y107     1108 11081260 PRN      DEFINED                     0 0        0
ISHARES RUSSELL 2000 INDEX     ETF              464287655      790  7899703 PRN      DEFINED                     0 0        0
ISHARES MSCI EAFE INDEX        ETF              464287465      613  6125318 PRN      DEFINED                     0 0        0
ISHARES MSCI EMERGING MKTS     ETF              464287234      170  1700105 PRN      DEFINED                     0 0        0
ISHARES BARCLAYS AGG BND       ETF              464287226     3138 31384241 PRN      DEFINED                     0 0        0
ISHARES BARCLAYS TIPS BOND     ETF              464287176      395  3952758 PRN      DEFINED                     0 0        0
ISHARES S&P NATL MUNI          ETF              464288414      774  7735436 PRN      DEFINED                     0 0        0
SPDR NUVEEN BARCLAYS CAP MUNI  ETF              78464A458       30   299143 PRN      DEFINED                     0 0        0
POWERSSHARES INS NATL MUNI     ETF              73936T474      449  4486620 PRN      DEFINED                     0 0        0
SPDR BARCLAYS CAP HI YLD BND   ETF              78464A417      607  6069372 PRN      DEFINED                     0 0        0
ISHARES IBOXX HI YLD CORP      ETF              464288513       20   195478 PRN      DEFINED                     0 0        0
IPATH DOWJONES AIG CMDY IDX    ETF              06738C778     1129 11289423 PRN      DEFINED                     0 0        0
ISHARES DOW JONES US RE IDX    ETF              464287739     1010 10103215 PRN      DEFINED                     0 0        0
ISHARES RUSSELL 3000 INDEX     ETF              464287689      248  2479727 PRN      DEFINED                     0 0        0